Restructuring (Tables)	3 Months Ended
Sep. 30, 2023
Restructuring Charges [Abstract]
Summary of Restructuring Related Liabilities

The following table presents the changes in the Company's restructuring-related accrued employee compensation liabilities:

(in thousands)
Balance at June 30, 2023	$-
Restructuring expense	4,002
Cash payments	(393)
Balance at September 30, 2023	$3,609